Information Provided in Connection with Investments in Deferred Annuity Contracts and SignatureNotes Issued or Assumed by John Hancock Life Insurance Company (U.S.A.) - Summary of Condensed Consolidated Statement of Income (Detail) - CAD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenue
Gross premiums	$ 39,150	$ 36,361
Premiums ceded to reinsurers	(15,138)	(8,151)
Net premium income	24,012	28,210
Net investment income (loss)	4,532	19,367
Net other revenue	10,428	10,746
Total revenue	38,972	58,323
Contract benefits and expenses
Net benefits and claims	15,934	39,301
Commissions, investment and general expenses	15,838	15,022
Other expenses	1,681	1,499
Total contract benefits and expenses	33,453	55,822
Income (loss) before income taxes	5,519	2,501
Income tax (expense) recovery	(632)	(239)
Income (loss) after income taxes	4,887	2,262
Net income	4,887	2,262
Net income (loss) attributed to:
Non-controlling interests	214	194
Participating policyholders	(127)	(36)
Shareholders	4,800	2,104
Net income	4,887	2,262
Consolidation adjustments [Member]
Revenue
Gross premiums	(1,116)	4,905
Premiums ceded to reinsurers	1,116	(4,909)
Net premium income		(4)
Net investment income (loss)	(946)	(744)
Net other revenue	(1,189)	(2,996)
Total revenue	(2,135)	(3,744)
Contract benefits and expenses
Net benefits and claims	475	(681)
Commissions, investment and general expenses	(1,660)	(2,049)
Other expenses	(950)	(1,014)
Total contract benefits and expenses	(2,135)	(3,744)
Equity in net income (loss) of unconsolidated subsidiaries	(8,154)	(2,417)
Net income	(8,154)	(2,417)
Net income (loss) attributed to:
Participating policyholders	10	10
Shareholders	(8,164)	(2,427)
Net income	(8,154)	(2,417)
MFC (Guarantor) [Member]
Revenue
Net investment income (loss)	445	178
Net other revenue	(2)	4
Total revenue	443	182
Contract benefits and expenses
Commissions, investment and general expenses	19	11
Other expenses	380	404
Total contract benefits and expenses	399	415
Income (loss) before income taxes	44	(233)
Income tax (expense) recovery	(11)	62
Income (loss) after income taxes	33	(171)
Equity in net income (loss) of unconsolidated subsidiaries	4,767	2,275
Net income	4,800	2,104
Net income (loss) attributed to:
Shareholders	4,800	2,104
Net income	4,800	2,104
JHUSA (Issuer) [Member]
Revenue
Gross premiums	8,452	8,561
Premiums ceded to reinsurers	(14,149)	2,523
Net premium income	(5,697)	11,084
Net investment income (loss)	907	7,986
Net other revenue	1,799	2,874
Total revenue	(2,991)	21,944
Contract benefits and expenses
Net benefits and claims	(7,403)	20,803
Commissions, investment and general expenses	3,427	3,208
Other expenses	233	194
Total contract benefits and expenses	(3,743)	24,205
Income (loss) before income taxes	752	(2,261)
Income tax (expense) recovery	223	1,134
Income (loss) after income taxes	975	(1,127)
Equity in net income (loss) of unconsolidated subsidiaries	1,206	628
Net income	2,181	(499)
Net income (loss) attributed to:
Participating policyholders	(10)	(10)
Shareholders	2,191	(489)
Net income	2,181	(499)
Other subsidiaries
Revenue
Gross premiums	31,814	22,895
Premiums ceded to reinsurers	(2,105)	(5,765)
Net premium income	29,709	17,130
Net investment income (loss)	4,126	11,947
Net other revenue	9,820	10,864
Total revenue	43,655	39,941
Contract benefits and expenses
Net benefits and claims	22,862	19,179
Commissions, investment and general expenses	14,052	13,852
Other expenses	2,018	1,915
Total contract benefits and expenses	38,932	34,946
Income (loss) before income taxes	4,723	4,995
Income tax (expense) recovery	(844)	(1,435)
Income (loss) after income taxes	3,879	3,560
Equity in net income (loss) of unconsolidated subsidiaries	2,181	(486)
Net income	6,060	3,074
Net income (loss) attributed to:
Non-controlling interests	214	194
Participating policyholders	(127)	(36)
Shareholders	5,973	2,916
Net income	$ 6,060	$ 3,074